Note 19 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2023
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$2,268	$-	$2,268	$-
Federal National Mortgage Association mortgage- backed securities	73	-	73	-
Total investment securities available for sale	$2,341	$-	$2,341	$-
Total recurring fair value measurements	$2,341	$-	$2,341	$-
	December 31, 2022
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$2,871	$-	$2,871	$-
Federal National Mortgage Association mortgage- backed securities	99	-	99	-
Total investment securities available for sale	$2,970	$-	$2,970	$-
Total recurring fair value measurements	$2,970	$-	$2,970	$-

Nonrecurring fair value measurements
Impaired loans	$1,860	$-	$-	$1,860
Total nonrecurring fair value measurements	$1,860	$-	$-	$1,860

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	December 31, 2022
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,860	Appraisal of collateral (1)	Appraisal adjustments (2)	10%	(10%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2023
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$1,912	$1,981	$-	$-	$1,981
Loans held for sale	60,380	62,072	-	62,072	-
Loans receivable, net	603,349	584,842	-	-	584,842

Financial Liabilities
Deposits	631,699	636,946	415,855	-	221,091
FHLB long-term borrowings	29,022	29,001	-	-	29,001
Subordinated debt	21,957	20,666	-	-	20,666
			Fair Value Measurements at
			December 31, 2022
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$3,833	$3,907	$-	$-	$3,907
Loans held for sale	133,222	137,253	-	137,253	-
Loans receivable, net	621,864	600,186	-	-	600,186

Financial Liabilities
Deposits	549,248	551,157	351,297	-	199,860
FHLB long-term borrowings	66,022	65,846	-	-	65,846
FRB long-term borrowings	7,000	6,981	-	-	6,981
Subordinated debt	7,966	7,886	-	-	7,886